GOODWILL - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 01, 2018 USD ($)	Aug. 01, 2018 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 8,815	$ 5,317			$ 3,783
Acquisitions through business combinations	4,158	1,157
Private equity - Water and sewage concession agreements
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 2,411	$ 1,555
Terminal growth rate	2.80%	2.90%
Period of forecasted average growth rate	5 years
Discount rate used in current estimate of value in use	10.00%	9.70%
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 3,859	$ 1,301
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,157	$ 1,127
Enercare [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,300
Gas Natural [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	621
North River [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	524		$ 524
Evoque [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	463
Teekay Offshore Partners [Member] | Private equity - Water and sewage concession agreements
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	547
Westinghouse [Member] | Private equity - Water and sewage concession agreements
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 213			$ 213
Australian Ports Operation [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization multiples	9.1	8.9
Terminal year of cash flow	10 years	10 years
Discount rate used in current estimate of value in use	13.30%	15.00%
Center Parcs [Member] | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	7.40%	7.70%
Growth rate used to extrapolate cash flow projections	2.00%	2.30%
IFC Seoul | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	7.70%
Growth rate used to extrapolate cash flow projections	2.00%